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KITCOLE
Strategic growth fund




ANNUAL REPORT

JUNE 30, 2001




[LOGO] KITCOLE
       Strategic growth fund



Dear Shareholder:

This annual report for the Kit Cole Strategic Growth Fund covers the period ending June 30, 2001.

The Economy Moderates
In the seven and a half months since the Fund's inception, the economy experienced significant deceleration. Gross Domestic Product (GDP), the broadest measure of economic output, increased at a mere .7% annualized rate for the latest quarter ending June 30th, the lowest rate since 1993. That compares to a growth rate of 1.3% during the 1st quarter, 2001, and 4.1% for the year ended December 31, 2000. During the reporting period, recession concerns took hold as reports of week industrial expansion and technological spending, higher unemployment, energy prices and inventory levels weighed heavily on the U.S. and international markets. The government's remedy consisted of the monetary policy of the Federal Reserve slashing their key target interest rates six times and the Bush administration's fiscal policy of tax cuts and rebates. Through these medicines, we are hopeful that the economy will recover in the second half of 2001 and return to it's vibrant self again.

Bear Territory
The economy's rapid decline had a profound effect on corporate profits, causing the equity markets to retreat under a barrage of earnings disappointments. Evidence of an economic slowdown and dismal corporate prospects in the last quarter of 2000 and first quarter of 2001 slowly chipped away at the markets, starting a long descent from the highs reached just months earlier. Months of bad news also took a toll on investors, who headed to the sidelines in droves by May 2001.

As result, the major indexes headed into bear territory, defined as a prolonged decline of 20% or more. The technology heavy Nasdaq Composite Index lead the major Indexes on their trip south as technology, Internet and telecommunication stocks sold off substantially and scores of Internet companies scaled back significantly or simply closed their doors. The broader Standard and Poor's 500 Composite Index entered bear territory for the first time since 1987, and Dow Jones Industrial Average (the Dow) saw some of it's steepest declines since 1989. A surprise Fed rate cut in April sparked a short-lived rally, as signs of economic recovery boosted investor optimism. But, over all, declines could not be overshadowed. For the period November 7, 2000 (Fund inception) to June 30, 2001, the Nasdaq returned -36.60%, the S&P -13.80% and the Dow -3.03%.

Riding out the storm
The market movements of the past year can be unsettling. However, it is important to remember that securities markets are subject to volatility. It is difficult for many investors, some who are new to investing, to accept that the securities markets don't move linearly upward. While the market's performance over the past few quarters has disappointed many, we believe that the markets, in the lung run, hold the best opportunity for investors with a long-term perspective. While business cycles experience peaks and troughs, over time the markets will reward those investors with long-term discipline. For that reason, we urge you focus on your long-term goals rather than short-term market ups and downs.


/s/ Kit M. Cole
----------------
Kit M. Cole
Portfolio Manager
Kit Cole Strategic Growth Fund

Opinions expressed are those of Kit Cole and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Dow Jones Industrial Average is an unmanaged index of common stock comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Quasar Distributors, LLC, Distributor.

CUMMULATIVE RATE OF RETURN (%)
FOR THE PERIOD NOVEMBER 7, 2001(1) TO JUNE 30, 2001

Kit Cole Strategic Growth Fund          -34.30%

Russell 1000(R) Growth Fund Index       -30.21%

(1) COMMENCEMENT OF OPERATIONS.
[LINE CHART]

Plot Points
                                         11/7/2000    11/30/2000   12/31/2000
Kit Cole Strategic Growth Fund            10,000        8,580       8,660
Russell 1000(R) Growth Fund Index         10,000        8,402       8,136


                                         1/31/2001   2/28/2001    3/31/2001
Kit Cole Strategic Growth Fund            8,560        6,590       5,840
Russell 1000(R) Growth Fund Index         8,699        7,222       6,436


                                          4/30/2001   5/31/2001    6/30/2001
Kit Cole Strategic Growth Fund             6,610        6,510       6,570
Russell 1000(R) Growth Fund Index          7,250        7,144       6,978


This chart assumes an initial investment of $10,000 made on 11/7/00 (commencement of operations). Total return is based on the net change in N.A.V. and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Russell 1000(R) Growth Fund Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $13 billion; the median market capitalization was approximately $3.8 billion. The smallest company in the index had an approximate market capitalization of $1.4 billion.


Schedule of Investments
June 30, 2001

    Number of                                                                        Market
      Shares                                                                         Value
-------------------                                                            ---------------
                      COMMON STOCK - 94.40%
                      BASIC INDUSTRIES - 6.02%
                      Diversified - 4.70%
             5,000    General Electric Company                                      $243,750
                                                                               ---------------

                      Steel - 1.32%
             1,700    The Shaw Group Inc.*                                            68,170
                                                                               ---------------

                      BASIC INDUSTRIES Total                                         311,920
                                                                               ---------------

                      CONSUMER CYCLICALS - 10.87%
                      Retail, Furniture, Household - 10.87%
             3,000    Costco Wholesale Corporation*                                  123,240
             2,500    The Home Depot, Inc.                                           116,375
             1,600    Lowe's Companies, Inc.                                         116,080
             2,600    Target Corporation                                              89,960
             3,500    Zale Corporation*                                              117,950
                                                                               ---------------
                                                                                     563,605
                                                                               ---------------
                      CONSUMER CYCLICALS Total                                       563,605
                                                                               ---------------

                      FINANCE - 11.88%
                      Financial Services, Business - 2.98%
             1,800    The Goldman Sachs Group, Inc.                                  154,440

                      Financial Services, Personal - 8.90%
             2,600    Household International, Inc.                                  173,420
             2,200    Providian Financial Corporation                                130,240
             4,200    Washington Mutual, Inc.                                        157,710
                                                                               ----------------
                                                                                     461,370
                                                                               ----------------

                      FINANCE Total                                                  615,810
                                                                               ----------------
                      HEALTH CARE - 11.21%
                      Biotechnology - 4.25%
             1,850    Abgenix, Inc.*                                                 $83,250
             1,150    Human Genome Sciences, Inc.*                                    69,288
             1,900    Millennium Pharmaceuticals, Inc.*                               67,602
                                                                               ----------------
                                                                                     220,140
                                                                               ----------------

                      Health Care Services - 5.07%
             3,300    Tenet Healthcare Corporation*                                  170,247
             1,500    UnitedHealth Group Incorporated                                 92,625
                                                                               ----------------
                                                                                     262,872
                                                                               ----------------

                      Medical Technology - 1.89%
             2,000    Baxter International Inc.                                       98,000
                                                                               -----------------
                      HEALTH CARE Total                                              581,012
                                                                               -----------------

                      TECHNOLOGY - 53.14%
                      Computer Hardware - 4.36%
             5,000    Cisco Systems, Inc.*                                            91,000
             3,500    Dell Computer Corporation*                                      91,525
             1,500    EMC Corporation*                                                43,575
                                                                               -----------------
                                                                                     226,100
                                                                               -----------------
                      Computer Software - 10.65%
             3,300    Adobe Systems Incorporated                                     155,100
            12,100    E.piphany, Inc.*                                               122,936
                55    McDATA Corporation*                                                965
             4,000    Micromuse Inc.*                                                111,960
             2,200    Siebel Systems, Inc.*                                          103,180
             3,675    Sun Microsystems, Inc.*                                         57,771
                                                                               ------------------
                                                                                     551,912
                                                                               ------------------
                      Electronic Components, Miscellaneous - 6.37%
             6,900    Flextronics International Ltd.*                               $180,159
             6,400    Sanmina Corporation*                                           149,824
                                                                               ------------------
                                                                                     329,983
                                                                               ------------------

                      Semiconductor Equipment - 9.58%
             3,600    Applied Materials, Inc.*                                       176,760
             5,000    Applied Micro Circuits Corporation*                             86,000
             4,000    KLA-Tencor Corporation*                                        233,880
                                                                               ------------------
                                                                                     496,640
                                                                               ------------------
                      Internet and Related - 22.18%
             3,600    AOL Time Warner Inc.*                                          190,800
             3,175    eBay Inc.*                                                     217,456
             4,200    i2 Technologies, Inc.*                                          83,160
            15,800    Inktomi Corporation*                                           151,522
             7,500    Retek Inc.*                                                    359,550
             1,250    VeriSign, Inc.*                                                 75,012
             3,600    Yahoo! Inc.*                                                    71,964
                                                                               ------------------
                                                                                   1,149,464
                                                                               ------------------

                      TECHNOLOGY Total                                             2,754,099
                                                                               ------------------

                      TELECOMMUNICATIONS - 1.28%
                      Telecommunications Equipment - 1.28%
             3,000    Nokia Oyj                                                       66,120
                                                                               ------------------

                      TELECOMMUNICATIONS Total                                        66,120
                                                                               ------------------

                      COMMON STOCK Total (Cost $5,451,741)                         4,892,566
                                                                               ------------------
     Principal
      Amount                                                                         Market Value
 -------------------                                                           -------------------
                     VARIABLE RATE DEMAND NOTES # - 5.77%


          $211,080    Wisconsin Corporate Central Credit Union, 3.4200%             $211,080
            87,820    Wisconsin Electric Power Company, 3.3610%                       87,820
                                                                               --------------------

                      TOTAL VARIABLE RATE DEMAND NOTES (Cost $298,900)               298,900
                                                                               --------------------

                      TOTAL INVESTMENTS - 100.17% (Cost $5,750,641)                5,191,466
                                                                               --------------------

                      Liabilities in Excess of Other Assets - (0.17%)                 (8,607)
                                                                               --------------------

                      Total Net Assets - 100.00%                                  $5,182,859
                                                                               --------------------

     *    Non-income producing security.

     # Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. The interest rates change periodically at specified dates. The rates shown are as of June 30, 2001.


Kit Cole Strategic Growth Fund
Statement of Assets and Liabilities
June 30, 2001

ASSETS:
     Investments in securities, at market value (cost: $5,750,641)         $ 5,191,466
     Accrued dividends and interest                                              1,517
     Receivable from Adviser                                                    17,791
     Prepaid assets                                                              9,527
                                                                             -----------
     Total assets                                                            5,220,301
                                                                             -----------

LIABILITIES:
     Accrued expenses                                                           37,442
                                                                              -----------
     Total liabilities                                                          37,442
                                                                              ------------
     Net assets applicable to outstanding capital stock                    $ 5,182,859
                                                                            --------------

NET ASSETS CONSIST OF:

     Capital stock                                                         $ 7,744,248
     Accumulated undistributed net realized loss on investments             (2,002,214)
     Unrealized depreciation on investments                                   (559,175)
                                                                            --------------

     Total Net Assets                                                      $ 5,182,859
     Shares outstanding (unlimited shares of no par value authorized)          789,020

     Net asset value, offering and redemption price per share                   $ 6.57
                                                                             -------------


              See accompanying Notes to the Financial Statements.


Kit Cole Strategic Growth Fund
Statement of Operations
For the Period of November 7, 2000(1) through June 30, 2001

INVESTMENT INCOME:
    Dividend income                                                $ 8,895
    Interest income                                                 21,575
                                                                  -----------

   Total investment income                                         30,470
                                                                  -----------

EXPENSES:
    Advisory fee                                                    45,371
    Administration fees                                             37,402
    Shareholder servicing fees and expenses                         26,548
    Professional fees                                               16,366
    Federal and state registration                                  20,958
    Fund accounting fees                                            15,598
    Distribution (12b-1) fees                                        9,074
    Custody fees                                                     3,986
    Trustees fees and expenses                                       3,003
    Reports to shareholders                                          1,714
    Other expenses                                                   1,547
                                                                  -----------

    Total expenses before Adviser reimbursement                    181,567
    Less fees and expenses reimbursed and waived by Adviser       (108,974)
                                                                  -----------
    Net expenses                                                    72,593
                                                                  -----------
    Net investment loss                                            (42,123)
                                                                  -----------

NET REALIZED AND UNREALIZED GAINS :

    Net realized loss on investments                             (2,002,214)
    Net change in unrealized depreciation on investments           (559,175)
                                                                  -----------
    Net realized and unrealized loss on investment securities    (2,561,389)
                                                                 -------------

    Net decrease in net assets resulting from operations        $ (2,603,512)
                                                                 =============


(1)  Commencement of operations.

Kit Cole Strategic Growth Fund
Statement of Changes in Net Assets

For the Period of November 7, 2000(1) through June 30, 2001


OPERATIONS:
       Net investment loss                                           $ (42,123)

       Net realized loss on investments                             (2,002,214)
       Net change in unrealized depreciation on investments           (559,175)
                                                                  --------------
       Net decrease in assets resulting from operations             (2,603,512)
                                                                  --------------

CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                                     8,113,449
       Cost of shares redeemed                                        (427,078)
                                                                  --------------

       Net increase in net assets from capital share transactions    7,686,371
                                                                  --------------

TOTAL INCREASE IN NET ASSETS                                         5,082,859
                                                                  --------------

NET ASSETS:

       Beginning of period                                             100,000
                                                                  --------------

       End of period                                               $ 5,182,859
                                                                   ============


(1)  Commencement of operations.


               See accompanying Notes to the Financial Statements.

Kit Cole Strategic Growth Fund
Financial Highlights
For the Period of November 7, 2000(1) through June 30, 2001

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

NET ASSET VALUE:

    Beginning of period                                          $ 10.00
                                                                   ----------
OPERATIONS:
    Net investment loss                                            (0.05)(2)
    Net realized and unrealized loss on investment securities      (3.38)
                                                                   ----------
           Total from operations                                   (3.43)
                                                                  ----------

NET ASSET VALUE:
    End of period                                                 $ 6.57
                                                                  ----------

Total return                                                      -34.30% (3)(4)

Net assets at end of period (000s omitted)                        $ 5,183

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before expense reimbursement                                    5.00% (5)
    After expense reimbursement                                     2.00% (5)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:

    Before expense reimbursement                                   -4.16% (5)
    After expense reimbursement                                    -1.16% (5)
    Portfolio turnover rate                                           82% (4)

1    Commencement of operations.
2 Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
3    Cumulative.
4    Not annualized.
5    Annualized.

     See accompanying Notes to the Financial Statements.


Notes to the Financial Statements
June 30, 2001

1. ORGANIZATION     The Kit Cole Strategic  Growth Fund (the "Fund") is a series of Kit Cole Investment Trust (the "Trust"), a business trust organized  on March 27, 2000 in the state of Delaware and is registered  under the  Investment  Company  Act of 1940,  as
                    amended  (the  "1940  Act"),  as  an  open-end   diversified
                    management  investment  company.  Kit Cole Strategic  Growth
                    Fund is  currently  the only  series of the Trust.  The Fund
                    commenced   operations   on  November  7,  2000.   Kit  Cole
                    Investment Advisory Services, Inc. serves as the investment adviser (the "Adviser") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT      a) Organization  and Prepaid Initial  Registration  Expenses
ACCOUNTING          Expenses  incurred  by the  Trust  in  connection  with  the
POLICIES            organization  and the initial public offering of shares were expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery
                    (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit.

                    b) Investment  Valuation
                    Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

                    c) Federal Income Taxes
                    The Fund  intends  to comply  with the  requirements  of the
                    Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. Accounting principles generally accepted in the United States require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As a result of permanent book-to-tax differences relating to a net operating loss, at June 30, 2001, reclassifications were recorded to increase accumulated net investment loss by $42,123 and decrease paid in capital by $42,123.

                    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $2,002,214 which will expire on June 30, 2009.

                    d) Use of Estimates
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                    e) Other
                    Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

                    f) New Accounting Pronouncement
                    The revised AICPA Audit and Accounting Guide for Investment Companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.

3. AGREEMENTS       The  Trust  has  an  Investment   Advisory   Agreement  (the
                    "Agreement") with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund's average daily net assets.

                    The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) do not exceed 2.00% of its average daily net assets until September 30, 2002. Accordingly, for the period November 7, 2000 to
                    June 30, 2001, the Adviser waived advisory fees and reimbursed other Fund expenses in the amount of $108,974. In addition, during the period prior to commencement of Fund operations, the Adviser reimbursed the Fund for organizational expenses of $80,743. After September 30, 2002, the Adviser may terminate or revise the total annual operating expense limitations at any time. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 2.00%, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of five years from the date such amount was waived or reimbursed.

4. DISTRIBUTION     The Trust, on behalf of the Fund, has adopted a distribution
   PLAN             plan  pursuant  to Rule 12b-1 under the 1940 Act (the "12b-1
                    Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT       The aggregate  purchases and  sales of securities, excluding
   TRANSACTIONS     short-term  investments, by  the Fund  for the  period ended
                    June 30, 2001 were as follows:

                        Purchases                                 Sales
                        ---------                                 -----
           U.S. Government         Other           U.S. Government        Other
             ----------            -----              ----------         -----
                 $0            $11,130,295               $0           $3,676,340



                    At December  31, 2000,  gross  unrealized  appreciation  and
                    depreciation   of  investments  for  tax  purposes  were  as
                    follows:

                    Appreciation                                 $       477,059
                    (Depreciation)                                   (1,036,234)
                                                                     -----------
                    Net unrealized depreciation of investments       $ (559,175)
                                                                     ===========

                    At June 30, 2001, the cost of investments for tax purposes was $5,750,641.


                                                          November 7, 2000
                                                             through
                                                          June 30, 2001
                                                       ---------------------
6.SHARES OF
BENEFICIAL         Shares sold                               847,080
INTEREST           Shares redeemed                           (68,060)
                                                             --------
                   Net increase in shares                     779,020
                   Shares outstanding:
                   Beginning of period                        10,000
                                                             --------
                   End of period                             789,020
                                                             ========

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees of Kit Cole Investment Trust and the Stockholders of the Kit Cole Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kit Cole Investment Trust (a Delaware Business Trust) Kit Cole Strategic Growth Fund (the "Fund"), as of June 30, 2001, and the related statement of operations for the period from the Fund's commencement of operations on November 7, 2000 to June 30, 2001, the statements of changes in net assets for the period then ended, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kit Cole Strategic Growth Fund as of June 30, 2001, the results of its operations for the period from the Fund's commencement of operations on November 7, 2000 to June 30, 2001, changes in its net assets for the period then ended, and its financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP
------------------------
ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin
July 19, 2001

                                     ADVISOR
                      Kit Cole Investment Advisory Services
                           851 Irwin Street, Suite 301
                              San Rafael, CA 94901

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                        615 E. Michigan Street, Suite 200
                               Milwaukee, WI 53202

                                    CUSTODIAN
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                              FUND ADMINISTRATION,
                                FUND ACCOUNTING,
                            TRANSFER AGENT, DIVIDEND
                                  PAYING AGENT
                        Firstar Mutual Fund Services, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                               INDEPENDENT PUBLIC
                                   ACCOUNTANT
                               Arthur Andersen LLP
                             100 E. Wisconsin Avenue
                               Milwaukee, WI 53202

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104